Intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2015	Sep. 30, 2013
Intangible assets
Weighted Amortizable Life (in years)	14 years	14 years
Gross Carrying Amount	$ 4,323	$ 4,452
Accumulated Amortization	(1,502)	(1,376)
Net	2,821	3,076
Total intangible assets, net	2,821	3,076
Impaired indefinite-lived intangible assets		18
Amortization expense	337	$ 365	$ 371
2016	341
2017	330
2018	324
2019	321
2020	314
Thereafter	1,191
Rail Product Solutions Inc.
Intangible assets
Finite-lived intangible assets	$ 82			$ 82
Johan Walter Berg AB
Intangible assets
Finite-lived intangible assets					$ 70
Customer relationships
Intangible assets
Weighted Amortizable Life (in years)	15 years	15 years
Gross Carrying Amount	$ 2,489	$ 2,489
Accumulated Amortization	(809)	(669)
Net	$ 1,680	1,820
Gross intangible assets reclassified to held for sale and/or divested		48
Current period accumulated amortization on held for sale or disposed of intangible assets		$ 9
Intellectual property
Intangible assets
Weighted Amortizable Life (in years)	11 years	11 years
Gross Carrying Amount	$ 1,660	$ 1,724
Accumulated Amortization	(626)	(578)
Net	$ 1,034	$ 1,146
Other
Intangible assets
Weighted Amortizable Life (in years)	12 years	11 years
Gross Carrying Amount	$ 174	$ 239
Accumulated Amortization	(67)	(129)
Net	$ 107	$ 110